Green Bonds, Convertible and Non-convertible Promissory Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Green Bonds, Convertible and Non-convertible Promissory Notes [Abstract]
Green Bonds, Convertible and Non-convertible Promissory Notes
14.	Green Bonds, Convertible and Non-convertible Promissory Notes

The following table reflects the total debt balances of the Company as September 30, 2023 and December 31, 2022. (in thousands):

	As of September 30	As of December 31
	2023	2022

	(in thousands)
Green bonds	159,291	149,481
Convertible debt, secured	11,483	9,609
Senior secured debt and promissory notes	40,521	33,500
Total debt	211,295	192,590
Less current maturities	(197,112)	(21,631)
Long term debt, net of current maturities	14,183	170,959

Current maturities	197,112	21,631
Less current debt discount	(2,194)	(4,335)
Current maturities net of debt discount	194,918	17,296

Long-term maturities	14,183	170,959
Less long-term debt discount	(2,707)	(197)
Long-term maturities net of debt discount	11,476	170,762

During the period ended December 31, 2022, the Company incurred approximately $200 thousand of debt issuance cost related to the green bonds discussed below. The Company incurred debt issuance costs of $4.9 million during the period ended September 30, 2023. Debt issuance costs are recorded as a debt discount and are amortized to interest expense over the life of the debt, upon the close of the related debt transaction, in the Consolidated Balance Sheet. Interest expense stemming from amortization of debt discounts for the nine-months ended September 30, 2023 was $3.4 million and for the year ending December 31, 2022 was $4.4 million.

Five-year debt maturities schedule

(in thousands)	2023 Sep 1 - Dec 31	2024	2025	2026	2027	Thereafter	Total
Gross Debt	$178,002	$22,482	$2,848	$890	$890	$6,183	$211,295
Total	$178,002	$22,482	$2,848	$890	$890	$6,183	$211,295

Senior secured debt:

In January 2020, GRT 1.1 GmbH entered into a senior secured loan of approximately $825 thousand with DKB Bank in Germany. The relates to and is secured by the acquisition of 1 photovoltaic installation as part of the GRT GmbH acquisition, with a stated interest rate of 2.05% and payments of principal and interest due quarterly. This loan matures in September 2039. The principal outstanding was $592 thousand and $660 thousand as of September 30, 2023 and December 31, 2022, respectively.

In January 2020, ALTN HoldCo UG entered into a construction financing loan with the opportunity to borrow up to $3.6 million from DKB Bank in Germany. During 2020 the Company made draws from the loan totaling $1.3 million. The loan relates to and is secured by the construction of 6 photovoltaic installations in Germany with a stated interest rate of 1.74%. This loan matures in September 2039. The principal outstanding was $1.2 million and $1.2 million as of September 30, 2023 and December 31, 2022, respectively.

In May 2022, AEG MH02 entered into a loan agreement with a group of private lenders of approximately $10.8 million with an initial stated interest rate of 8% and a maturity date of May 31, 2023. In February 2023, the loan agreement was amended stating a new interest rate of 16% retroactive to the date of the first draw in June 2022. In May 2023, the loan was extended and the interest rate was revised to 18% from June 1, 2023. In July 2023, the loan agreement was further extended to October 31, 2023. Due to these addendums, $551 thousand of interest was recognized in the period ended September 30, 2023. The Company had principal outstanding of $10.6 million and $10.7 million as of September 30, 2023 and December 31, 2022, respectively.

In June 2022, Alt US 02, a subsidiary of Alternus Energy Americas entered into an agreement as part of the transaction with Lightwave Renewables, LLC to acquire rights to develop a solar park in Tennessee. The Company entered into a construction promissory note of $5.9 million with a variable interest rate of prime plus 2.5% and an extended maturity date of September 29, 2023. The Company had principal outstanding of $4.3 million and $2.8 million as of September 30, 2023 and December 31, 2022, respectively.

On February 28, 2023, Alt US 03, a subsidiary of Alternus Energy Americas, entered into an agreement as part of the transaction with Sunrise Development, LLC to acquire rights to develop a solar park in Tennessee. The Company entered into a construction promissory note of $920 thousand with a variable interest rate of prime plus 2.5% and due February 29, 2024. The Company had principal outstanding of $715 thousand as of September 30, 2023.

In July 2023, one of the Company’s US subsidiaries acquired a 32 MWp solar PV project in Tennessee, known as “Dancing Horse” for $2.4 million financed through a bank loan having a six-month term, 24% APY, and maturity date of January 1, 2024. Dancing Horse is expected to start operating in Q1 2025. 100% of offtake is already secured by 30-year power purchase agreements with two regional utilities. The Company had a principal outstanding balance of $3.7 million as of September 30, 2023.

In July 2023, one of the Company’s Spanish subsidiaries acquired a 32 MWp portfolio of Solar PV projects in Valencia, Spain, known as the “NF Projects” with an initial payment of $1.9 million, financed through a bank loan having a six-month term and accruing ’Six Month Euribor’ plus 2% margin, currently 5.9% interest. The portfolio consists of six projects in total: five of which, totaling 24.4 MWp, are expected to reach operation in Q2 2024, with the remaining project expected to achieve operation in Q1 2025. The Company had a principal outstanding balance of $1.9 million as of September 30, 2023.

Promissory Note:

On September 30, 2015, AEG Plc entered into an agreement as part of the transaction with World Global Assets Pte. Ltd. $492 thousand was assigned to various third parties as non-convertible promissory notes, with stated interest rate of 7.5% and a maturity date of December 31, 2020. The holder agreed to extend the maturity date of the debt through December 2022 and the principal balance continues to accrue interest at a stated rate of 7.5%. The Company had principal outstanding of $102 thousand as of September 30, 2023 and December 31, 2022, respectively.

In October 2018, in order to complete additional solar park acquisitions in Germany, one of the Company’s subsidiaries, Altam Inc., entered into a debt agreement with a third-party accredited investor, in connection with one of the Company’s indirect German subsidiaries, PCG_HoldCo UG (PCG). The debt carries a stated interest rate of 12%, with principal and interest due at maturity, and a term of 2 years. The principal outstanding was $3.8 million and $3.62 million as of December 31, 2022 and 2021, respectively. The debt is currently past due. The Company began accruing interest at the default interest rate of 18% in October 2020 and accrued additional interest penalties in 2021 and 2022. The penalty interest is included in the Accrued Liabilities on the consolidated balance sheet.

In October 2022, the Company entered into a loan agreement with the Bank of Ireland of approximately $2.0 million with an interest rate of 5.44%. The Company had a principal outstanding balance of $2.1 million as of September 30, 2023 and December 31, 2022.

Convertible Promissory Notes:

In March 2021, the Company approved the issuance of $10.2 million (€9 million) of secured convertible loan notes. The notes have a 3-year term, accrue annual interest at a 10% stated rate and require interest payments every nine months during the term. The notes are secured by a floating charge security over all property and assets of the Company, excluding the AEG ownership of Solis Bond Company DAC. All outstanding principal plus a premium of 120% is due 3 years from the date of issuance. The Company is entitled, at its sole option, to prepay the notes at a reduced premium of 110% on the second anniversary of the issuance. The principal balance outstanding was $9.5 million and $9.6 million at September 30, 2023 and December 31, 2022 respectively.

In March 2023, the Company approved the issuance of $922 thousand of secured convertible debt in three tranches of $271 thousand, $271 thousand and $380 thousand, carrying a 14% annual interest rate. The holder of the notes will have the option, beginning 90 days after the close of the business combination between the Company and Clean Earth Acquisitions Corp. and until (i) the maturity date and (ii) such note is fully paid, to convert the full principal balance and any accrued but unpaid interest into 1,320,000 shares of common stock of Clean Earth Acquisitions Corp. Alternatively, should the business combination not complete by April of 2024, the holder has the right to convert the full principal balance and any accrued but unpaid interest into the Company’s ordinary shares at a conversion price of 9 NOK per share.

In January 2023, Alternus Fundco, a subsidiary of AEG, Plc, entered into a $1.1 million (€1 million) convertible promissory note with a 10% interest maturing in January 2025. The holders of the notes will have the option, beginning 90 days after the close of the business combination between the Company and Clean Earth Acquisitions Corp. and until such note is fully paid, to convert the full principal balance and any accrued but unpaid interest into common stock of Clean Earth Acquisitions Corp. The conversion price for these shares is the per share market price on the date the noteholder informs the Company of his intention to convert the debt. The outstanding balance was $1.1 million (€1 million) as of September 30, 2023.

There were no conversions of debt to equity in 2022 or for the period ended September 30, 2023.

Other Debt:

In January 2021, the Company approved the issuance by one of its subsidiaries, Solis, of a series of 3-year senior secured green bonds in the maximum amount of $242.0 million (€200.0 million) with a stated coupon rate of 6.5% + EURIBOR and quarterly interest payments. The bond agreement is for repaying existing facilities of approximately $40.0 million (€33 million), and funding acquisitions of approximately $87.2 million (€72.0 million). The bonds are secured by the Solis Bond Company’s underlying assets. The Company raised approximately $125.0 million (€110.0 million) in the initial funding. In November 2021, Solis Bond Company DAC, completed an additional issue of $24.0 million (€20.0 million). The additional issue was completed at an issue price of 102% of par value, corresponding to a yield of 5.5%. The Company raised $11.1 million (€10.0 million) in March 2022 at 97% for an effective yield of 9.5%. In connection with the bond agreement the Company incurred approximately $11.8 million in debt issuance costs. The Company recorded these as a discount on the debt and they are being amortized as interest expense over the contractual period of the bond agreement. As of December 31, 2022 and 2021, there was $149.5 million and $147.2 million outstanding on the Bond, respectively. As of September 30, 2023 and 2022 there was $148.2 million and $136.3 million outstanding on the Bond, respectively.

As of December 31, 2022, the Company’s wholly owned subsidiary, Solis Bond Company DAC, was in breach of the three financial covenants under Solis’ Bond terms: (i) the minimum Liquidity Covenant that requires the higher of EUR 5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024. The Solis Bond is senior secured through a first priority pledge on the shares of Solis and its subsidiaries, a parent guarantee from Alternus Energy Group Plc, and a first priority assignment over any intercompany loans.

In April 2023 the bond holders approved a temporary waiver and an amendment to the bond terms to allow for a change of control in Solis (which allows for the transfer of Solis and its subsidiaries underneath Clean Earth Acquisitions Corp. on Closing). In addition, bondholders received a preference share in an Alternus Midco, which will hold certain development projects in Spain and Italy. The shares will have preference on any distribution from Midco to Alternus up to €10.0 million, and Midco will divest assets to ensure repayment of the €10.0 million should the bonds not have been fully repaid at maturity (January 6, 2024). Finally, bondholders will receive a 1% amendment fee, which equates to €1.4 million.

On June 5, 2023, the bondholders approved an extension to the waiver to September 30, 2023 and the bond trustee was granted certain additional information rights and the right to appoint half of the members of the board of directors of Solis, in addition to the members of the board appointed by Alternus. Under the waiver agreement, as extended, Solis must fully repay the Solid Bond by September 30, 2023. If Solis is unable to fully repay the Solis Bond by September 30, 2023, Solis’ bondholders have the right to immediately transfer ownership of Solis and all of its subsidiaries to the bondholders and proceed to sell Solis’ assets to recoup the full amount owed to the bondholders, which as of September 30, 2023 is currently €150,000,000 (approximately $159,000,000). If the ownership of Solis and all of its subsidiaries were to be transferred to the Solis bondholders, the majority of Alternus’ operating assets and related revenues and EBIDTA would be eliminated.

On October 16 2023, bondholders approved to further extend the temporary waiver to December 16, 2023. As such, the Solis bond debt is currently recorded as short-term debt. In consideration for the extension the Company agreed to repay the bonds at 107.5 of par value. This incremental par value amount of $11.1 million is recognized as the “Solis bond waiver fee” on the Company’s Statement of Operations and Comprehensive Income and is an increase to the Green Bonds in Current Liabilities in the Company’s Consolidated Balance Sheet. This was a non-cash transaction that resulted in an increase to the Company’s debt balance, and is treated as reconciling item to Net Loss on the Company’s Consolidated Statement of Cash Flows.

Solis has engaged Pareto Securities AS to explore a refinancing of the bond. The Company has also engaged a leading global firm to support a potential sale of some or all of the assets. The refinancing may be completed in conjunction with a potential sale of certain assets in Solis. We are in advanced discussions with numerous third parties around both the potential refinancing and/or sale of the Solis assets. There are no definitive refinancing or sale agreements executed as of the date of this report and there is no guarantee that these processes will complete by the Solis Extension date or at all.

In April 2021, the Company acquired 60% of the share capital of a Netherlands company, Unisun Energy Holding B.V. Unisun owns a building with an outstanding mortgage loan of $488 thousand (€432 thousand) as of December 31, 2022. The mortgage loan on the building carries an interest rate of 6.5%, principal and interest is due monthly through December 2039.

In August 2021, the Company’s subsidiary, Blue Sky Energy, entered into an agreement with ING Bank, Netherlands for financing the Rotterdam Airport Project for approximately $9.5 million (€8.4 million). The loan has an interest rate of 1.55% per year for the first 10 years and increases to 2.19% per year for the remainder of the term. The loan matures in September 2036. The loan is secured by the airport project. The loan has an outstanding balance of $9.94 million as of December 31, 2022.

In December 2021, the Company’s subsidiary, Alternus Energy Construction Holdings, entered into a $1.8 million (€1.6 million) secured note which matures in June 2023. The note proceeds were used to refund equity and costs associated with the Unisun acquisition and the Rotterdam Development Project Equity and is secured by the Rotterdam airport project. The note has an interest rate of 9%. The outstanding balance was $1.71 and $1.81 million at December 31, 2022 and 2021 respectively.

On December 21, 2022, Alternus Energy Group’s wholly owned Irish subsidiaries, AEG JD 01 LTD and AEG MH 03 LTD entered in a financing facility with Deutsche Bank AG (“Lender”). This is a committed revolving debt financing of EUR 80,000,000 to finance eligible project costs for the acquisition, construction, and operation of installation/ready to build solar PV plants across Europe, including the capacity for the financing to be upsized via a EUR 420,000,000 uncommitted accordion facility to finance a pipeline of further projects across Europe with a total combined capacity of 600 MWp (the “Warehouse Facility”). The Warehouse Facility, which matures on the third anniversary of the closing date of the Credit Agreement (the “Maturity Date”), bears interest at Euribor plus an aggregate margin at a market rate for such facilities, which steps down by 0.5% once the underlying non-Euro costs financed reduces below 33.33% of the overall costs financed. The Warehouse Facility is not currently drawn upon, but a total of approximately EUR 1,800,000 in arrangement and commitment fees is currently owed to the Lender. Once drawn, the Warehouse Facility capitalizes interest payments until projects reach their commercial operations dates through to the Maturity Date; it also provides for mandatory prepayments in certain situations.

13.	Green Bonds, Convertible and Non-convertible Promissory Notes

The following table reflects the total debt balances of the Company as December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
	(in thousands)
Green bonds	$149,481	$147,238
Convertible debt, secured	9,609	10,193
Senior secured debt and promissory notes	33,500	20,261
Total debt	192,590	177,692
Less current maturities	(21,631)	(6,077)
Long term debt, net of current maturities	170,959	171,615
Less debt discount	(4,532)	(8,026)
Long term debt, net of debt discount	$166,427	$163,589

During the years ended December 31, 2022 and 2021, the Company incurred approximately $200 thousand and $4.5 million total in debt issuance costs respectively, related to the green bonds discussed below. The Company incurred immaterial debt issuance costs during the years ended December 31, 2022 and 2021 related to transactions other than the Green Bonds. Debt issuance costs are recorded as a debt discount, upon the close of the related debt transaction, in the Consolidated Balance Sheet. Interest expense stemming from amortization of debt discounts for the twelve months ended December 31, 2022 and 2021 was $4.4 million and $4.2 million, respectively.

Five-year debt maturities schedule:

(in thousands)	2023	2024	2025	2026	2027	Thereafter	Total
Gross Debt	$21,631	$161,688	$890	$890	$890	$6,601	$192,590
Total	$21,631	$161,688	$890	$890	$890	$6,601	$192,590

Related Party Convertible Note:

In December 2017, as subsequently amended in February 2019, the Company entered into a convertible note with VestCo Corp., an entity owned and controlled by the Company’s CEO. The Company executed a Securities Purchase Agreement with VestCo Corp. and issued a convertible note with a principal amount of $292 thousand due at maturity on February 12, 2021. The note contained a 15% original issue discount (OID) and a 0% stated interest rate. The note was secured behind a third-party accredited investor via a US Uniform Commercial Code (UCC) US UCC filing on all assets of the Company. The note provided the holder a call option right exercisable at the earlier of (1) December 31, 2020 or (2) the achievement of certain share price milestones on a national stock exchange. The note provided the Company a redemption right exercisable upon the achievement of certain share price milestones on a national exchange. The note was convertible, at any time at the option of the holder, at $0.20 per share. In conjunction with the issuance of the related party convertible note, the Company issued a warrant to purchase 619,522 shares of the Company’s Class A common stock, exercisable at $0.25 per share, pre stock split, with a 4-year term. The Company recorded a debt discount of $79 thousand related to the warrant that was amortized as interest expense over the term of the note. As of December 31, 2021, the principal outstanding balance was $236 thousand. The note was converted by issuing 70,920 shares in June 2021 at $3.21 per share.

Senior secured debt:

In December 2018, PSM 20 GmbH & Co KG entered into a senior secured loan with Sparkasse Bank in Germany. The loan relates to and is secured by the acquisition of 7 photovoltaic installations as part of the PSM 20 GmbH & Co KG acquisition with a stated interest rate of 2.10% and a term of 18 years. The loan matures in December 2036. The principal outstanding was $2.43 million as of December 31, 2020 PSM 20 loan was settled in December 2021 for $56 thousand cash and the transfer of the assets from the 7 photovoltaic installations.

In April 2018, PSM 40 GmbH & Co KG entered into a senior secured loan with GLS Bank in Germany for $2.5 million. The loan relates to and is secured by the acquisition of 6 photovoltaic installations as part of the PSM 40 GmbH & Co KG acquisition, with a stated interest rate of 2.0%, payments of principal and interest due monthly and a term of 18 years. This loan matures April 2036. GLS forgave this loan in consideration of selling the solar park to a third party. This transaction was completed in July 2022 and resulted in a $168 thousand loss on disposal of asset recognized on the Consolidated Statement of Operations and Comprehensive Income/(Loss).

In January 2020, GRT 1.1 GmbH entered into a senior secured loan of approximately $825 thousand with DKB Bank in Germany. The relates to and is secured by the acquisition of 1 photovoltaic installation as part of the GRT GmbH acquisition, with a stated interest rate of 2.05% and payments of principal and interest due quarterly. This loan matures in September 2039. The principal outstanding was $660 thousand and $721 thousand as of December 31, 2022 and 2021, respectively.

In January 2020, ALTN HoldCo UG entered into a construction financing loan with the opportunity to borrow up to $3.6 million from DKB Bank in Germany. During 2020 the Company made draws from the loan totaling $1.30 million. The loan relates to and is secured by the construction of 6 photovoltaic installations in Germany with a stated interest rate of 1.74%. This loan matures in September 2039. The principal outstanding was $1.23 million and $1.3 million as of December 31, 2022 and 2021, respectively.

Promissory Note:

On September 30, 2015, AEG Plc entered into an agreement as part of the transaction with World Global Assets Pte. Ltd. (WGA), in conjunction with the spin out of WRMT, $492 thousand was assigned to various third parties as non- convertible promissory notes, with stated interest rate of 7.5% and a maturity date of December 31, 2020. The holder agreed to extend the maturity date of the debt through December 2022 and the principal balance continues to accrue interest at a stated rate of 7.5%. The Company had principal outstanding of $102 thousand and $479 thousand as of December 31, 2022 and 2021, respectively.

In October 2018, in order to complete additional solar park acquisitions in Germany, one of the Company’s subsidiaries, Altam Inc., entered into a debt agreement with a third-party accredited investor, in connection with one of the Company’s indirect German subsidiaries, PCG_HoldCo UG (PCG). The debt carries a stated interest rate of 12%, with principal and interest due at maturity, and a term of 2 years. The principal outstanding was $3.8 million and $3.62 million as of December 31, 2022 and 2021, respectively. The debt is currently past due. The Company began accruing interest at the default interest rate of 18% in October 2020 and accrued additional interest penalties in 2021 and 2022.The penalty interest is included in the Accounts Payable.

Convertible Promissory Notes:

In March 2021, the Company approved the issuance of $10.2 million (€9 million) of secured convertible loan notes. The notes have a 3-year term, accrue annual interest at a 10% stated rate and require interest payments every six months during the term. The notes are secured by a floating charge security over all property and assets of the Company, excluding the AEG ownership of Solis Bond Company DAC. All outstanding principal plus a premium of 120% is due 3 years from the date of issuance. The Company is entitled, at its sole option, to prepay the notes at a reduced premium of 110% on the second anniversary of the issuance. Between August 31, 2021 and March 9, 2023, the holders have the option to convert up to a total of 50% of the principal amount of the notes into shares of the Company’s common stock at a price of $4.80 (€4.00) per share which would result in the issuance of 1,125,000 shares, if exercised. If at any time, the market price of the Company’s ordinary shares is greater than $8.80 (€8.00) per share for 30 consecutive trading days, the Company is entitled to prepay the notes at 110% premium for any unconverted capital. The principal balance outstanding was $9.6 million and $10.2 million at December 31, 2022 and 2021 respectively.

There were no conversions of debt to equity in 2022.

Other Debt:

In January 2021, the Company approved the issuance by one of its subsidiaries, Solis Bond Company DAC, of a series of 3-year senior secured green bonds in the maximum amount of $242 million (€200 million) with a stated coupon rate of 6.5% + EURIBOR and quarterly interest payments. The bond agreement is for repaying existing facilities of approximately $40 million (€33 million), and funding acquisitions of approximately $87.2 million (€72.0 million). The bonds are secured by the Solis Bond Company’s underlying assets. The Company raised approximately $125 million (€110.0 million) in the initial funding. In November 2021, Solis Bond Company DAC, completed an additional issue of $24 million (€20 million). The Tap was completed at an issue price of 102% of par value, corresponding to a yield of 5.5%. The Company raised $11.13 million (€10 million) in March 2022 at 97% for an effective yield of 9.5%. In connection with the bond agreement the Company incurred approximately $11.8 million in debt issuance costs. The Company recorded these as a discount on the debt and they are being amortized as interest expense over the contractual period of the bond agreement. As of December 31, 2022 and 2021, there was $149.5 and $147.2 million outstanding on the Bond.

As of December 31,2022 the Company Solis Bond Company DAC, was in breach of the three financial covenants under Solis’ Bond terms. As of the date of this filing, Solis and a large portion (49%) of the bond holders have agreed in principle to the terms of the temporary waivers. In return for the waivers until 30 June 2023 and an amendment to the bond terms to allow for a change of control in Solis (which allows for the transfer of Solis and its subsidiaries underneath Clean Earth Acquisitions Corp. on Closing), Alternus is to raise additional equity and/or issue a subordinated loan of €14 million by May 15, 2023. If no firm term sheet for the equity or subordinated loan is in place by April 21, 2023, the Company has agreed to commence a Norwegian equity offering. Alternatively, Solis also has the option to divest a minimum of €50 million of assets by April 21, 2023, with sales proceeds to be used for a partial redemption of the bonds (at a redemption/call price of 105% until June 30, 2023 and 107.5% thereafter). In addition to the equity/sales cures, bondholders will also, no later than April 30, 2023, receive a preference share in an Alternus Midco, which will hold certain development projects in Spain and Italy. The shares will have preference on any distribution from Midco to Alternus up to €10 million, and Midco will divest assets to ensure repayment of the €10 million should the bonds not have been fully repaid at maturity (January 6, 2024). Finally, bondholders will receive a 1% amendment fee, which equates to €1.4 million.

In April 2021, the Company acquired 60% of the share capital of a Netherlands company, Unisun Energy Holding B.V. Unisun owns a building with an outstanding mortgage loan of $488 thousand (€432 thousand) as of December 31, 2022. The mortgage loan on the building carries an interest rate of 6.5%, principal and interest is due monthly through December 2039.

In August 2021, the Company’s subsidiary, Blue Sky Energy, entered into an agreement with ING Bank, Netherlands for financing the Rotterdam Airport Project for approximately $9.5 million (€8.4 million). The loan has an interest rate of 1.55% per year for the first 10 years and increases to 2.19% per year for the remainder of the term. The loan matures in September 2036. The loan is secured by the airport project. The loan has an outstanding balance of $9.94 million as of December 31, 2022.

In December 2021, the Company’s subsidiary, Alternus Energy Construction Holdings, entered into a $1.8 million (€1.6 million) secured note which matures in June 2023. The note proceeds were used to refund equity and costs associated with the Unisun acquisition and the Rotterdam Development Project Equity and is secured by the Rotterdam airport project. The note has an interest rate of 9%. The outstanding balance was $1.71 and $1.81 million at December 31, 2022 and 2021 respectively.

On December 21, 2022, Alternus Energy Group’s wholly owned Irish subsidiaries, AEG JD 01 LTD and AEG MH 03 LTD entered in a financing facility with Deutsche Bank AG (“Lender”). This is a committed revolving debt financing of EUR 80,000,000 to finance eligible project costs for the acquisition, construction, and operation of installation/ready to build solar PV plants across Europe, including the capacity for the financing to be upsized via a EUR 420,000,000 uncommitted accordion facility to finance a pipeline of further projects across Europe with a total combined capacity of 600 MWp (the “Warehouse Facility”). The Warehouse Facility, which matures on the third anniversary of the closing date of the Credit Agreement (the “Maturity Date”), bears interest at Euribor plus an aggregate margin at a market rate for such facilities, which steps down by 0.5% once the underlying non-Euro costs financed reduces below 33.33% of the overall costs financed. The Warehouse Facility is not currently drawn upon, but once drawn, capitalizes interest payments until projects reach their commercial operations dates through to the Maturity Date; it also provides for mandatory prepayments in certain situations.